Marketable Securities and Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Investments [Line Items]
Available-for-sale	¥ 158,775	¥ 140,865
Other investments	13,100	15,058
Marketable securities and other investments (Non-current)	¥ 171,875	¥ 155,923